Goodwill and Intangible Assets - Future Amortization Expense (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Fiscal year 2026	$ 46,764	$ 49,753
Fiscal year 2027	45,314	46,744
Fiscal year 2028	40,144	45,294
Fiscal year 2029	33,660	40,124
Fiscal year 2028		33,633
Thereafter		208,792
Total	$ 412,161	$ 424,340	$ 479,342